MFA 2024-NQM1 Trust ABS-15G

EXHIBIT 99.49

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Final Overall Event Level	Fitch Final Overall Rating	Moodys Final Overall Rating	Kroll Final Overall Rating	DBRS Final Overall Rating	S&P QM/ATR Designation	Fitch QM/ATR Designation	Moody's QM/ATR Designation	Kroll QM/ATR Designation	DBRS QM/ATR Designation	Amortization Type	Initial Application Date	Originator DTI (ASF)	DTI	Points/Fees Total	Points/Fees Total without reductions resulting from 'bona fide discount points'	Rate Lock Date	Residual Income	GSE Eligible	Case ID / LP AUS Key	APR	Borrower Employment Status	Co-Borrower Employment Status	Borrower 3 Employment Status	Borrower 3 Employment Status	Borrower Residency Status	Co-Borrower Residency Status	Borrower 3 Residency Status	Borrower 4 Residency Status	Qualifying Interest Rate	APOR (if applicable)
	47085	1	A	A	A	A	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Fixed Rate	XXXX	48.2400	48.15%	XXXX	XXXX	XXXX	XXXX	XXXX		6.865%	XXXX	XXXX			US Citizen	US Citizen			6.625%	0.038
	48604	2	B	B	B	B	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	Non-QM / Compliant	5/1 or 5/6 mos. ARM	XXXX	42.5390	42.31%	XXXX	XXXX	XXXX	XXXX	XXXX		4.698%	XXXX				US Citizen				6.25%	0.0284
	48295	1	A	A	A	A	Not Covered / Exempt	Not Covered / Exempt	Not Covered / Exempt	Not Covered / Exempt	Not Covered / Exempt	5/1 or 5/6 mos. ARM (IO)	XXXX					XXXX		XXXX		0.0%	XXXX				US Citizen				6.125%
	48296	1	A	A	A	A	Not Covered / Exempt	Not Covered / Exempt	Not Covered / Exempt	Not Covered / Exempt	Not Covered / Exempt	5/1 or 5/6 mos. ARM (IO)	XXXX							XXXX		0.0%	XXXX				US Citizen				6.875%
	48297	1	A	A	A	A	Not Covered / Exempt	Not Covered / Exempt	Not Covered / Exempt	Not Covered / Exempt	Not Covered / Exempt	5/1 or 5/6 mos. ARM (IO)	XXXX							XXXX		0.0%	XXXX				US Citizen				7.0%
	48298	1	A	A	A	A	Not Covered / Exempt	Not Covered / Exempt	Not Covered / Exempt	Not Covered / Exempt	Not Covered / Exempt	5/1 or 5/6 mos. ARM (IO)	XXXX							XXXX		0.0%	XXXX				US Citizen				7.0%